EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS
Plan assets	R$ 11,695	R$ 9,179
Total liabilities	706,976	893,894
Current	209	516
Non-current	706,767	893,378
Defined contribution pension plan
EMPLOYEE BENEFITS
Plan assets	11,695	9,179
Defined benefit pension plan
EMPLOYEE BENEFITS
Total liabilities	498,732	658,492
Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	196,446	224,180
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 11,798	R$ 11,222